Fees Summary	Oct. 11, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,475,500.00
Previously Paid Amount	0.00
Total Fee Amount	1,756.90
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 1,756.90
Narrative - Max Aggregate Offering Price	$ 11,475,500.00
Final Prospectus	true